AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON September 16, 2019.

FILE NO. 333-151805

811-10559

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 32	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 119	☒

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Name of Depositor)

1 griffin road north

windsor, ct 06095

(Address of Depositor’s Principal Offices)

(860) 547-4390

(Depositor’s Telephone Number, Including Area Code)

CHRISTOPHER M. GRINNELL

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

1295 STATE STREET

SPRINGFIELD, MASSACHUSETTS 01111

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on September 16, 2019 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on              pursuant to paragraph (a)(1) of Rule 485

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Parts A and B respectively of this Post-Effective Amendment No. 32, by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 333-151805), as filed on April 30, 2019.

A Supplement dated September 16, 2019 to the Prospectus is included in Part A of this Post-Effective Amendment. A Supplement dated September 16, 2019 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment. This Post-Effective Amendment No. 32 does not supersede Post-Effective Amendment No. 31 filed on April 30, 2019.

Part A

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-151805        HV-6776 – Premier InnovationsSM

Supplement dated September 16, 2019 to your Prospectus

1.            FUND ADD

HARTFORD INTERNATIONAL EQUITY FUND – CLASS R4

The following language is added to correct a clerical error to your Prospectus:

Effective immediately before the opening of business on June 25, 2018, Hartford Global Equity Income Fund was merged into Hartford International Equity Fund, pursuant to an agreement and plan of reorganization.

On the Cover Page, Hartford International Equity Fund – Class R4 is added alphabetically to the list of underlying Funds.

In the section entitled, “The Funds”, the following information is added alphabetically under “Retail Mutual Funds”:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford International Equity Fund – Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

2.            FUND ADD

HARTFORD AARP BALANCED RETIREMENT FUND – CLASS R4

Effective on or about September 20, 2019, the following information is added to your Prospectus:

On the Cover Page, Hartford AARP Balanced Retirement Fund – Class R4 is added alphabetically to the list of underlying Funds.

In the section entitled, “The Funds”, the following information is added alphabetically under “Retail Mutual Funds”:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford AARP Balanced Retirement Fund – Class R4	Seeks long-term total return while seeking to mitigate downside risk.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

The following language is added as the last sentence of the introduction to the “Accumulation Unit Values” tables:

There is no information for the Hartford AARP Balanced Retirement Fund because as of December 31, 2018, the Sub-Account had not commenced operation.

3.            FUND REORGANIZATION

HARTFORD BALANCED RETIREMENT FUND – CLASS R4

At a meeting held April 30-May 1, 2019, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”)  approved a Plan of Reorganization that provides for the reorganization (the “Reorganization”) of The Hartford Global All-Asset Fund (the “Merging Fund”), a series of the Company, with and into Hartford Balanced Retirement Fund (the “Acquiring Fund”), a series of the Company.  Shareholder approval of the Reorganization is not required; however, a separate information statement/prospectus was mailed to shareholders in August 2019.  The Reorganization is expected to be completed after the close of business on September 20, 2019 (“Closing Date”).

The Reorganization contemplates (1) the transfer of all assets of the Merging Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund as of the close of business on the Closing Date for the Reorganization; (2) assumption by the Acquiring Fund of all liabilities of the Merging Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Merging Fund in complete liquidation of the Merging Fund.  Each shareholder of the Merging Fund will receive shares of the Acquiring Fund in equal value to the shares of the Merging Fund held by that shareholder as of the close of business on the Closing Date.

As a result of the Reorganization, if any of your Participant Account value is allocated to the Merging Fund Sub-Account, that amount will be merged into the Acquiring Fund Sub-Account.  If any portion of your future Contribution is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract.  Effective as of the Closing Date, any transaction that includes an allocation to the Merging Fund Sub-Account will be allocated automatically to the Acquiring Fund Sub-Account.

Prior to the date of the Reorganization, you are permitted to make one special transfer of all your Participant Account invested in the Merging Fund Sub-Account to other available Sub-Accounts.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Participants who are automatically transferred to the Acquiring Fund Sub-Account as a result of the Reorganization will be permitted to make one special transfer out of the Acquiring Fund Sub-Account to other available Sub-Accounts until 60 days after the date of the Reorganization.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Effective as of the Closing Date, unless you direct us otherwise, if you are enrolled in any Dollar Cost Averaging Program, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Fund Sub-Account, your enrollment will terminate automatically.

Effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

4.            FUND ADD

HARTFORD GLOBAL IMPACT FUND – CLASS R4

Effective on or about October 16, 2019, the following information is added to your Prospectus:

On the Cover Page, Hartford Global Impact Fund – Class R4 is added alphabetically to the list of underlying Funds.

In the section entitled, “The Funds”, the following information is added alphabetically under “Retail Mutual Funds”:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Global Impact Fund – Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

The following language is added as the last sentence of the introduction to the “Accumulation Unit Values” tables:

There is no information for the Hartford Global Impact Fund because as of December 31, 2018, the Sub-Account had not commenced operation.

5.            FUND REORGANIZATION

HARTFORD GLOBAL IMPACT FUND – CLASS R4

At a meeting held August 6-7, 2019, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”)  approved an Agreement and Plan of Reorganization that provides for the reorganization (the “Reorganization”) of The Hartford International Small Company Fund (the “Merging Fund”), a series of the Company into Hartford Global Impact Fund (the “Acquiring Fund”), a series of the Company.  Shareholder approval of the Reorganization is not required; however, shareholders will receive a separate information statement/prospectus that is expected to be mailed to shareholders in October 2019.  The Reorganization is expected to be completed after the close of business on or about November 22, 2019 (“Closing Date”).

The Reorganization contemplates (1) the transfer of all assets of the Merging Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund as of the close of business on the Closing Date; (2) assumption by the Acquiring Fund of all liabilities of the Merging Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Merging Fund in complete liquidation of the Merging Fund.  Each shareholder of the Merging Fund will receive shares of the Acquiring Fund in equal value to the shares of the Merging Fund held by that shareholder as of the close of business on the Closing Date.

As a result of the Reorganization, if any of your Participant Account value is allocated to the Merging Fund Sub-Account, that amount will be merged into the Acquiring Fund Sub-Account.  If any portion of your future Contribution is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract.  Effective as of the Closing Date, any transaction that includes an allocation to the Merging Fund Sub-Account will be allocated automatically to the Acquiring Fund Sub-Account.

Prior to the date of the Reorganization, you are permitted to make one special transfer of all your Participant Account invested in the Merging Fund Sub-Account to other available Sub-Accounts.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Participants who are automatically transferred to the Acquiring Fund Sub-Account as a result of the Reorganization will be permitted to make one special transfer out of the Acquiring Fund Sub-Account to other available Sub-Accounts until 60 days after the date of the Reorganization.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Effective as of the Closing Date, unless you direct us otherwise, if you are enrolled in any Dollar Cost Averaging Program, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Fund Sub-Account, your enrollment will terminate automatically.

Effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-151805                               HV-6777 – Hartford 403(b) Cornerstone Innovations

333-151805                               HV-6778 – Premier InnovationsSM (Series II)

Supplement dated September 16, 2019 to your Prospectus

1.            FUND ADD

HARTFORD AARP BALANCED RETIREMENT FUND – CLASS R4

Effective on or about September 20, 2019, the following information is added to your Prospectus:

On the Cover Page, Hartford AARP Balanced Retirement Fund – Class R4 is added alphabetically to the list of underlying Funds.

In the section entitled, “The Funds”, the following information is added alphabetically under “Retail Mutual Funds”:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford AARP Balanced Retirement Fund – Class R4	Seeks long-term total return while seeking to mitigate downside risk.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

The following language is added as the last sentence of the introduction to the “Accumulation Unit Values” tables:

There is no information for the Hartford AARP Balanced Retirement Fund because as of December 31, 2018, the Sub-Account had not commenced operation.

2.            FUND REORGANIZATION

HARTFORD BALANCED RETIREMENT FUND – CLASS R4

At a meeting held April 30-May 1, 2019, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”)  approved a Plan of Reorganization that provides for the reorganization (the “Reorganization”) of The Hartford Global All-Asset Fund (the “Merging Fund”), a series of the Company, with and into Hartford Balanced Retirement Fund (the “Acquiring Fund”), a series of the Company.  Shareholder approval of the Reorganization is not required; however, a separate information statement/prospectus was mailed to shareholders in August 2019.  The Reorganization is expected to be completed after the close of business on September 20, 2019 (“Closing Date”).

The Reorganization contemplates (1) the transfer of all assets of the Merging Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund as of the close of business on the Closing Date for the Reorganization; (2) assumption by the Acquiring Fund of all liabilities of the Merging Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Merging Fund in complete liquidation of the Merging Fund.  Each shareholder of the Merging Fund will receive shares of the Acquiring Fund in equal value to the shares of the Merging Fund held by that shareholder as of the close of business on the Closing Date.

As a result of the Reorganization, if any of your Participant Account value is allocated to the Merging Fund Sub-Account, that amount will be merged into the Acquiring Fund Sub-Account.  If any portion of your future Contribution is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract.  Effective as of the Closing Date, any transaction that includes an allocation to the Merging Fund Sub-Account will be allocated automatically to the Acquiring Fund Sub-Account.

Prior to the date of the Reorganization, you are permitted to make one special transfer of all your Participant Account invested in the Merging Fund Sub-Account to other available Sub-Accounts.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Participants who are automatically transferred to the Acquiring Fund Sub-Account as a result of the Reorganization will be permitted to make one special transfer out of the Acquiring Fund Sub-Account to other available Sub-Accounts until 60 days after the date of the Reorganization.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Effective as of the Closing Date, unless you direct us otherwise, if you are enrolled in any Dollar Cost Averaging Program, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Fund Sub-Account, your enrollment will terminate automatically.

Effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

3.            FUND ADD

HARTFORD GLOBAL IMPACT FUND – CLASS R4

Effective on or about October 16, 2019, the following information is added to your Prospectus:

On the Cover Page, Hartford Global Impact Fund – Class R4 is added alphabetically to the list of underlying Funds.

In the section entitled, “The Funds”, the following information is added alphabetically under “Retail Mutual Funds”:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Global Impact Fund – Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

The following language is added as the last sentence of the introduction to the “Accumulation Unit Values” tables:

There is no information for the Hartford Global Impact Fund because as of December 31, 2018, the Sub-Account had not commenced operation.

4.            FUND REORGANIZATION

HARTFORD GLOBAL IMPACT FUND – CLASS R4

At a meeting held August 6-7, 2019, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”)  approved an Agreement and Plan of Reorganization that provides for the reorganization (the “Reorganization”) of The Hartford International Small Company Fund (the “Merging Fund”), a series of the Company into Hartford Global

Impact Fund (the “Acquiring Fund”), a series of the Company.  Shareholder approval of the Reorganization is not required; however, shareholders will receive a separate information statement/prospectus that is expected to be mailed to shareholders in October 2019.  The Reorganization is expected to be completed after the close of business on or about November 22, 2019 (“Closing Date”).

The Reorganization contemplates (1) the transfer of all assets of the Merging Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund as of the close of business on the Closing Date; (2) assumption by the Acquiring Fund of all liabilities of the Merging Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Merging Fund in complete liquidation of the Merging Fund.  Each shareholder of the Merging Fund will receive shares of the Acquiring Fund in equal value to the shares of the Merging Fund held by that shareholder as of the close of business on the Closing Date.

As a result of the Reorganization, if any of your Participant Account value is allocated to the Merging Fund Sub-Account, that amount will be merged into the Acquiring Fund Sub-Account.  If any portion of your future Contribution is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract.  Effective as of the Closing Date, any transaction that includes an allocation to the Merging Fund Sub-Account will be allocated automatically to the Acquiring Fund Sub-Account.

Prior to the date of the Reorganization, you are permitted to make one special transfer of all your Participant Account invested in the Merging Fund Sub-Account to other available Sub-Accounts.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Participants who are automatically transferred to the Acquiring Fund Sub-Account as a result of the Reorganization will be permitted to make one special transfer out of the Acquiring Fund Sub-Account to other available Sub-Accounts until 60 days after the date of the Reorganization.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Effective as of the Closing Date, unless you direct us otherwise, if you are enrolled in any Dollar Cost Averaging Program, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Fund Sub-Account, your enrollment will terminate automatically.

Effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

Part B

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-151805   HV-6776 — Premier InnovationsSM

333-151805   HV-6777 — Hartford 403(b) Cornerstone Innovations

333-151805   HV-6778 — Premier InnovationsSM (Series II)

SUPPLEMENT DATED SEPTEMBER 16, 2019 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

The Registrant hereby updates the consolidated financial statements of Talcott Resolution Life Insurance Company as of December 31, 2018 to reflect the following Subsequent Event.

Dividend Distribution: On September 4, 2019, the Company’s Board of Directors declared a dividend of $700 million, subject to the approval of the State of Connecticut Department of Insurance (CT DOI).  On September 16, 2019, the Company received approval to pay the dividend from the CT DOI.

PART C

OTHER INFORMATION

ITEM 24.                   FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement.
(b)	(1)	(a)	Resolution of the board of directors authorizing the establishment of the Separate Account.(1)
		(b)	Resolution of the board of directors authorizing the re-designation of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a)	Principal Underwriter Agreement.(2)
		(b)	Form of Sales Agreement.(2)
	(4)	Form of Group Variable Annuity Contract.(1)
	(5)	Form of the Application.(1)
	(6)	(a)	Articles of Incorporation of Talcott Resolution.(3)
		(b)	Amended and Restated Bylaws of Talcott Resolution.(3)
	(7)	Reinsurance Agreement.(2)
	(8)	Fund Participation Agreements and Amendments
		(a)	Fred Alger & Company, Incorporated (4)
		(b)	Alliance Fund Distributors, Inc. (4)
		(c)	American Century Investment Services, Inc. (4)
(i) Amendment No. 10. (7)
		(d)	American Funds Distributors, Inc. (4)
		(e)	Ave Maria — distributed by Ultimus Fund Distributors, LLC (4)
(i) Amendment dated 4-1-14. (6)
		(f)	BlackRock Distributors, Inc. (Includes LifePath) (4)
(i) Amendment dated 11-23-15.(8)
		(g)	BMO — distributed by Grand Distribution Services, LLC (4)
		(h)	Calamos Financial Services LLC (4)
		(i)	Calvert Distributors, Inc. (4)
		(j)	Columbia Funds Distributor, Inc. (4)
(i) Amendment dated 4-23-10. (7)
(ii) Amendment dated 12-30-13. (7)
		(k)	Davis Distributors, LLC (4)
		(l)	Delaware Distributors, L.P. (4)
(i) Amendment No. 1. (7)
		(m)	Domini — distributed by DSIL Investment Services LLC (4)
		(n)	Dreyfus Services Corporation (4)
		(o)	DWS — distributed by Scudder Investments Service Company (4)
		(p)	Eaton Vance Distributors, Inc. (4)
		(q)	Federated Securities Corporation (4)
		(r)	Fidelity Distributors Corporation (4)
(i) Amendment No. 8.
		(s)	Franklin/Templeton Distributors, Inc. (Mutual Series) (4)
(i) Amendment Nos. 1 and 2. (7)
		(t)	Franklin/Templeton Distributors, Inc. (Strategic Series) (4)
(i) Amendment Nos. 1 through 5. (7)

(u)	Franklin/Templeton Distributors, Inc. (Templeton Series) (4)
(v)	Frost — distributed by SEI Investments Distribution Co. (4)
(w)	Goldman, Sachs & Co. (4)
(x)	Hartford Investment Financial Services Company (Retail Funds) (4)
(y)	Hartford Securities Distribution Company, Inc. (Insurance Funds) (4)
(i) Amendment Nos. 1 and 2. (7)
(z)	HIMCO Distribution Services Company. (6)
(aa)	IMST Distributors, LLC (Oak Ridge) (6)
(bb)	Invesco Distributors, Inc. (4)
(i) Amendment dated 1-22-04. (7)
(cc)	Ivy Funds Distributor, Inc. (4)
(dd)	Janus Distributors, Inc. (Includes Perkins) (4)
(ee)	JPMorgan Distribution Services, Inc. (4)
(i) Amendment dated 12-19-14. (6)
(ff)	Legg Mason Wood Walker, Incorporated (4)
(gg)	LKCM — distributed by Quasar Distributors, LLC (4)
(hh)	Loomis Sayles — distributed by IXIS Asset Management Distributors, L.P. (4)
(ii)	Lord Abbett Distributor LLC (4)
(i) Amendment No. 4. (7)
(ii) Amendment No. 5. (8)
(jj)	Managers Distributors, Inc. (4)
(kk)	MFS Fund Distributors, Inc. (Includes Massachusetts) (4)
(i) Amendment Nos. 8, 9 and 10. (6)
(lll)	MML Distributors, LLC. (5)
(mm)	Munder — distributed by Funds Distributor, Inc. (4)
(i) Amendment No. 1. (Victory Funds) (6)
(ii) Amendment No. 5. (Victory Funds) (6)
(iii)Amendment dated 6-28-11. (7)
(iv) Amendment dated 8-27-14. (7)
(nn)	Neuberger & Berman Management Incorporated (4)
(i) Amendment dated 9-12-12. (7)
(oo)	Nuveen Investments, LLC (4)
(pp)	OppenheimerFunds Distributor, Inc. (4)
(i) Amendment No. 2 (7)
(ii) Amendment dated 12-31-12. (7)
(qq)	PIMCO Funds Distributor LLC (Includes Allianz) (4)
(i) Amendment No. 2. (7)
(rr)	Pioneer Funds Distributor, Inc. (4)
(ss)	Prudential Investment Management Services LLC (4)
(i) Amendment No. 4. (7)
(tt)	Putnam Mutual Funds Corp. (4)
(i) Amendment Nos. 7 through 10. (7)
(uu)	RidgeWorth Distributors LLC (4)
(vv)	Royce Fund Services, Inc. (4)
(i) Amendment dated 10-31-07. (6)
(ii) Amendment Nos. 2 and 3. (6)
(ww)	Russell Financial Services, Inc. (4)
(i) Amendment dated 12-1-14. (6)
(xx)	T. Rowe Price Investment Services, Inc. (4)
(yy)	Teachers Personal Investor Services, Inc. (4)
(zz)	Thornburg Securities Corp. (4)
(i) Amendment dated 9-6-06. (6)
(ii) Amendment dated 3-13-07. (6)
(iii)Amendment No. 5. (6)
(iv) Amendment dated 1-18-13. (6)
(v) Amendment dated 7-1-14. (6)
(aaa)	Timothy Partners, Ltd. (4)

(bbb) UBS — distributed by Brinson Advisors, Inc. (4)
(ccc) Victory Retail Service Agreement and Amendments. (7)
(ddd) Wells Fargo Funds Distributor, LLC (4)
(i) Amendment Nos. 1 and 2. (5)
(9)

Opinion and Consent of Christopher M. Grinnell, Lead Counsel, ERISA & Retirement Investment Products & Head of Mutual Funds Practice Group, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Talcott Resolution Life Insurance Company Separate Account 11.

(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
(b) Consent of KPMG LLP.
(11)	Not applicable.
(12)	Not applicable.
(99)	Copy of Power of Attorney.

(1)                   Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(2)                   Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(3)                   Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement File No. 333-72042, filed on April 30, 2019.

(4)                   Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement File No. 333-151805, filed on April 23, 2012.

(5)                   Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 333-151805, filed on April 25, 2014.

(6)                   Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement File No. 333-151805, filed on April 28, 2015.

(7)                   Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement File No. 333-151805, filed on September 22, 2015.

(8)                   Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 333-151805, filed on April 29, 2016.

ITEM 25.                   DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION WITH TalcotT Resolution
Christopher B. Abreu	Vice President and Chief Actuary
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Richard J Carbone* (1)	Director
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Henry Cornell* (2)	Director
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President and Director of Tax
Christopher J. Dagnault (3)	Vice President
Gilles M. Dellaert* (4)	Director
George Eknaian	Senior Vice President and Chief Risk Officer
Oliver M. Goldstein* (5)	Director
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Brion S. Johnson* (6)	Director
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Craig D. Morrow	Vice President
Emily R. Pollack* (2)	Director
Matthew J. Poznar	Senior Vice President and Chief Investment Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Michael S. Rubinoff* (7)	Director
Peter F. Sannizzaro*	President, Chief Executive Officer and Director
David I. Schamis* (8)	Director
Robert R. Siracusa	Vice President and Chief Financial Officer
Leslie T. Soler	Assistant Vice President and Corporate Secretary
Samir Srivastava	Vice President and Chief Information Officer
Robert W. Stein* (9)	Director
Heath L. Watkin* (10)	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)	Address: 469 Edinboro Rd., Staten Island, NY 10306
(2)	Address: Cornell Capital LLP, 499 Park Ave., 21st Floor, New York, NY 10022
(3)	Address: 500 Bielenberg Drive, Woodbury, MN 55125
(4)	Address: Global Atlantic Financial Group, 4 World Trade Center, 150 Greenwich St., 51st Floor, New York, NY 10007
(5)	Address: Pine Brook, One Grand Central Place, 60 East 42nd St., 50th Floor, New York, NY 10165
(6)	Address: The Hartford, 690 Asylum Ave., Hartford, CT 06155
(7)	Address: Safra, 546 5th Ave., 3rd Floor, New York., NY 10036
(8)	Address: Atlas Merchant Capital, 375 Park Ave., 21st Floor, New York, NY 10152
(9)	Address: 39 West 94th St., New York, NY 10025
(10)	Address: TRB Advisors LP, 767 Fifth Ave., 12th Floor, New York, NY 10153

*   Denotes Board of Directors.

ITEM 26.                   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement File No. 333-72042, filed on April 30, 2019.

ITEM 27.                   NUMBER OF CONTRACT OWNERS

As of September 6, 2019, there were 1428 Contract Owners.

ITEM 28.                   INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a “Proceeding”) because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an “Officer”), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person’s official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation’s Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a “Covered Entity” shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                   PRINCIPAL UNDERWRITERS

(a)                   MMLD acts as principal underwriter for the following investment companies:

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b) Officers and Member Representatives of MML Distributors, LLC

	POSITIONS AND OFFICES	PRINCIPAL BUSINESS
NAME	WITH UNDERWRITER	ADDRESS
Stephen Alibozek	Entity Contracting Officer	*
Cindy Belmore	Chief Risk Officer	**
Derek Darley	Assistant Treasurer	*
Edward K. Duch III	Assistant Secretary	*
Michael Fanning	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Nathan L. Hall	Chief Financial Officer Treasurer	**
Teresa Hassara	Vice President	**
Aruna Hobbs	Vice President	**
Kevin LaComb	Assistant Treasurer	*
Paul LaPiana	Vice President	*
Mario Morton	Registration Manager	*
Alyssa O’Connor	Assistant Secretary	*
Todd Picken	Assistant Treasurer	*
Kelly Pirotta	AML Compliance Officer	*
Robert S. Rosenthal	Chief Legal Officer Vice President Secretary	*
Susan Scanlon	Chief Compliance Officer	*
Barbara Upton	Continuing Education Officer	**
Donna Watson	Assistant Treasurer	**
Eric Wietsma	Chief Executive Officer President	**

*                 Address: 1295 State Street, Springfield, MA 01111-0001

**          Address: 100 Bright Meadow Blvd., Enfield, CT 06082

ITEM 30.                   LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company (“MassMutual”), as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.                   MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.                   UNDERTAKINGS

(a)         The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b)         The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         MassMutual, in its capacity as Administrator to Talcott Resolution hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Talcott Resolution.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 16th day of September, 2019.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY -

SEPARATE ACCOUNT ELEVEN

(Registrant)

By:	Peter F. Sannizzaro	*By:	/s/ Sadie R. Gordon
	Peter F. Sannizzaro		Sadie R. Gordon
	President and Chief Executive Officer		Attorney-In-Fact

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Depositor)

By:	Peter F. Sannizzaro
Peter F. Sannizzaro
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Peter F. Sannizzaro, President, Chief Executive Officer and Director*
Robert R. Siracusa, Chief Financial Officer		/s/ Peter F. Sannizzaro
Richard J. Carbone, Director*		Peter F. Sannizzaro
Henry Cornell, Director*		/s/ Robert R. Siracusa
Gilles M. Dellaert, Director*		Robert R. Siracusa
Oliver M. Goldstein, Director*	* By:	/s/ Sadie R. Gordon
Brion S. Johnson, Director*		Sadie R. Gordon, Attorney-in-Fact
Emily R. Pollack, Director*	Date:	September 16, 2019
Michael S. Rubinoff, Director*
David I. Schamis, Director*
Robert W. Stein, Director*
Heath L. Watkin, Director*

333-151805

EXHIBIT INDEX

(9)

Opinion and Consent of Christopher M. Grinnell, Lead Counsel, ERISA & Retirement Investment Products & Head of Mutual Funds Practice Group, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Talcott Resolution Life Insurance Company Separate Account 11.

(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
(b) Consent of KPMG LLP.
(99)	Copy of Power of Attorney.